Borrowings - Financial Liabilities (Narrative II) (Details Narrative) $ in Thousands						1 Months Ended	7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Jun. 21, 2023 Capacity	Apr. 27, 2023 Capacity	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 05, 2023 Capacity	May 31, 2024 USD ($) Vessel capacity in DWT	Jul. 27, 2022 Capacity	Aug. 31, 2023 Capacity	Sep. 13, 2022 Capacity	Sep. 21, 2022 Capacity	Nov. 09, 2023 Capacity	Dec. 14, 2022 Capacity	Nov. 17, 2022 Capacity	Dec. 31, 2024 USD ($) Vessel capacity in DWT Capacity	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)
Sale Leaseback Transaction [Line Items]
Vessel year built	2023	2023	2023	2016	2023		2022	2019	2022	2022	2023	2016	2022	2024
Vessel type	Capesize	Capesize	Capesize	Capesize	Kamsarmax		Kamsarmax		Capesize	Capesize		Kamsarmax	Capesize
Vessel capacity in DWT | Capacity	182,212	182,169	182,115	181,221	82,010		82,003	81,692	182,393	182,079	5,300	84,852	182,064	5,300
Finance Lease, Liability														$ 325,784	$ 468,414
Financial Liabilities [Member] | Navios Sagittarius [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date														December 5, 2022
Finance lease, liability														$ 10,500
Vessel year built														2006
Vessel type														Panamax
Vessel capacity in DWT | Vessel capacity in DWT														75,756
Finance Lease, Liability														$ 6,750
Financial Liabilities [Member] | Navios Alegria [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date														November 15, 2022
Finance lease, liability														$ 24,000
Vessel year built														2016
Vessel type														Kamsarmax
Vessel capacity in DWT | Vessel capacity in DWT														84,852
Maturity date														fourth quarter of 2032
Debt Instrument, Description of Variable Rate Basis														Term SOFR
Debt Instrument, Basis Spread on Variable Rate														2.11%
Finance Lease, Liability														$ 19,078
Financial Liabilities [Member] | 12 Containerships [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date														October 2022
Finance lease, liability														$ 100,000
Vessel year built														2007
Maturity date														first quarter of 2026
Debt Instrument, Description of Variable Rate Basis														Term SOFR
Debt Instrument, Basis Spread on Variable Rate														2.10%
Finance Lease, Liability														$ 47,771
Drawn down date														October 31, 2022
Vessel capacity in TEU | Vessel capacity in DWT						3,450
Prepayment of sale and leaseback transaction						$ 4,411
Discount														$ 800
Financial Liabilities [Member] | Navios Meridian [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date														January 28, 2022
Finance lease, liability														$ 27,440
Vessel type														Kamsarmax
Vessel capacity in DWT | Vessel capacity in DWT														82,010
Maturity date														first quarter of 2033
Debt Instrument, Description of Variable Rate Basis														Term SOFR
Debt Instrument, Basis Spread on Variable Rate														1.91%
Finance Lease, Liability														$ 23,934
Financial Liabilities [Member] | Navios Primavera [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date														December 20, 2021
Finance lease, liability														$ 25,264
Vessel type														Kamsarmax
Vessel capacity in DWT | Vessel capacity in DWT														82,003
Maturity date														third quarter of 2032
Finance Lease, Liability														$ 21,940
Date of delivery														July 2022
Financial Liabilities [Member] | Navios Pollux [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date														August 16, 2021
Finance lease, liability														$ 15,000
Vessel year built														2009
Vessel type														Capesize
Vessel capacity in DWT | Vessel capacity in DWT														180,727
Maturity date														third quarter of 2027
Finance Lease, Liability														$ 9,611
Financial Liabilities [Member] | Navios Bonavis [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date														June 2021
Finance lease, liability														$ 15,000
Vessel year built														2009
Vessel type														Capesize
Vessel capacity in DWT | Vessel capacity in DWT														180,022
Maturity date														second quarter of 2027
Finance Lease, Liability														$ 9,334
Financial Liabilities [Member] | Navios Ray [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date														June 2021
Finance lease, liability														$ 18,500
Vessel year built														2012
Vessel type														Capesize
Vessel capacity in DWT | Vessel capacity in DWT														179,515
Maturity date														second quarter of 2030
Finance Lease, Liability														$ 13,748
Financial Liabilities [Member] | Navios Ace [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date														July 2, 2019
Finance lease, liability														$ 22,000
Vessel year built														2011
Vessel type														Capesize
Vessel capacity in DWT | Vessel capacity in DWT														178,929
Maturity date														third quarter of 2030
Finance Lease, Liability														$ 15,138
Financial Liabilities [Member] | Navios Sol [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date														April 5, 2019
Finance lease, liability														$ 20,000
Vessel year built														2009
Vessel type														Capesize
Vessel capacity in DWT | Vessel capacity in DWT														180,274
Maturity date														second quarter of 2029
Finance Lease, Liability														$ 12,957
Financial Liabilities [Member] | Navios Fantastiks [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date														December 2018
Finance lease, liability														$ 25,000
Maturity date														third quarter of 2024 and was fully repaid
Purchase Obligation																$ 6,528